Share-Based Payment - Schedule of Share-Based Compensation Expenses Relating to Options Granted (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2013 Cost of Services [Member] USD ($)	Dec. 31, 2013 Cost of Services [Member] CNY	Dec. 31, 2012 Cost of Services [Member] USD ($)	Dec. 31, 2012 Cost of Services [Member] CNY	Dec. 31, 2011 Cost of Services [Member] USD ($)	Dec. 31, 2011 Cost of Services [Member] CNY	Dec. 31, 2013 Sales and marketing [Member] USD ($)	Dec. 31, 2013 Sales and marketing [Member] CNY	Dec. 31, 2012 Sales and marketing [Member] USD ($)	Dec. 31, 2012 Sales and marketing [Member] CNY	Dec. 31, 2011 Sales and marketing [Member] USD ($)	Dec. 31, 2011 Sales and marketing [Member] CNY	Dec. 31, 2013 General and administrative [Member] USD ($)	Dec. 31, 2013 General and administrative [Member] CNY	Dec. 31, 2012 General and administrative [Member] USD ($)	Dec. 31, 2012 General and administrative [Member] CNY	Dec. 31, 2011 General and administrative [Member] USD ($)	Dec. 31, 2011 General and administrative [Member] CNY	Dec. 31, 2013 Service development expenses [Member] USD ($)	Dec. 31, 2013 Service development expenses [Member] CNY	Dec. 31, 2012 Service development expenses [Member] USD ($)	Dec. 31, 2012 Service development expenses [Member] CNY	Dec. 31, 2011 Service development expenses [Member] USD ($)	Dec. 31, 2011 Service development expenses [Member] CNY	Dec. 31, 2013 Employees [Member] CNY	Dec. 31, 2012 Employees [Member] CNY	Dec. 31, 2011 Employees [Member] CNY	Dec. 31, 2013 Employees [Member] Cost of Services [Member] CNY	Dec. 31, 2012 Employees [Member] Cost of Services [Member] CNY	Dec. 31, 2011 Employees [Member] Cost of Services [Member] CNY	Dec. 31, 2013 Employees [Member] Sales and marketing [Member] CNY	Dec. 31, 2012 Employees [Member] Sales and marketing [Member] CNY	Dec. 31, 2011 Employees [Member] Sales and marketing [Member] CNY	Dec. 31, 2013 Employees [Member] General and administrative [Member] CNY	Dec. 31, 2012 Employees [Member] General and administrative [Member] CNY	Dec. 31, 2011 Employees [Member] General and administrative [Member] CNY	Dec. 31, 2013 Employees [Member] Service development expenses [Member] CNY	Dec. 31, 2012 Employees [Member] Service development expenses [Member] CNY	Dec. 31, 2011 Employees [Member] Service development expenses [Member] CNY	Dec. 31, 2013 Directors [Member] CNY	Dec. 31, 2012 Directors [Member] CNY	Dec. 31, 2011 Directors [Member] CNY	Dec. 31, 2013 Directors [Member] Cost of Services [Member] CNY	Dec. 31, 2012 Directors [Member] Cost of Services [Member] CNY	Dec. 31, 2011 Directors [Member] Cost of Services [Member] CNY	Dec. 31, 2013 Directors [Member] Sales and marketing [Member] CNY	Dec. 31, 2012 Directors [Member] Sales and marketing [Member] CNY	Dec. 31, 2011 Directors [Member] Sales and marketing [Member] CNY	Dec. 31, 2013 Directors [Member] General and administrative [Member] CNY	Dec. 31, 2012 Directors [Member] General and administrative [Member] CNY	Dec. 31, 2011 Directors [Member] General and administrative [Member] CNY	Dec. 31, 2013 Directors [Member] Service development expenses [Member] CNY	Dec. 31, 2012 Directors [Member] Service development expenses [Member] CNY	Dec. 31, 2011 Directors [Member] Service development expenses [Member] CNY	Dec. 31, 2013 Consultants [Member] CNY	Dec. 31, 2012 Consultants [Member] CNY	Dec. 31, 2011 Consultants [Member] CNY	Dec. 31, 2013 Consultants [Member] Cost of Services [Member] CNY	Dec. 31, 2012 Consultants [Member] Cost of Services [Member] CNY	Dec. 31, 2011 Consultants [Member] Cost of Services [Member] CNY	Dec. 31, 2013 Consultants [Member] Sales and marketing [Member] CNY	Dec. 31, 2012 Consultants [Member] Sales and marketing [Member] CNY	Dec. 31, 2011 Consultants [Member] Sales and marketing [Member] CNY	Dec. 31, 2013 Consultants [Member] General and administrative [Member] CNY	Dec. 31, 2012 Consultants [Member] General and administrative [Member] CNY	Dec. 31, 2011 Consultants [Member] General and administrative [Member] CNY	Dec. 31, 2013 Consultants [Member] Service development expenses [Member] CNY	Dec. 31, 2012 Consultants [Member] Service development expenses [Member] CNY	Dec. 31, 2011 Consultants [Member] Service development expenses [Member] CNY
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	$ 1,249	7,561	$ 2,259	13,704	$ 8,285	50,154	$ 19	113	$ 37	222	$ 34	206	$ 64	390	$ 129	780	$ 124	749	$ 1,021	6,178	$ 1,799	10,892	$ 7,824	47,364	$ 145	880	$ 294	1,810	$ 303	1,835	7,561	13,704	15,080	113	222	206	390	780	749	6,178	10,892	12,290	880	1,810	1,835			9,970									9,970						25,104									25,104